TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Trade and other receivables	$ 1,913	$ 4,143
Trade Receivables
Statement [Line Items]
Trade and other receivables	899	3,184
Receivables in MLJV and MWJV
Statement [Line Items]
Trade and other receivables	623	508
Sales Tax Receivables
Statement [Line Items]
Trade and other receivables	364	428
Sundry Receivables
Statement [Line Items]
Trade and other receivables	27	23
Trade and other receivables before ECL allowance
Statement [Line Items]
Trade and other receivables	$ 1,913	$ 4,143